Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities and conversion option liability: - USD ($)	3 Months Ended							6 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities and conversion option liability: [Line Items]
Fair value beginning			$ 35,700,000				$ 35,400,000		$ 35,400,000
Fair value ending	$ 0			$ 35,700,000				$ 0	35,700,000
Vicker's Vantage
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities and conversion option liability: [Line Items]
Fair value beginning			3,351,600				0		0
Fair value ending	1,162,800			3,351,600				1,162,800	3,351,600
Private Placement [Member] | Vicker's Vantage
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities and conversion option liability: [Line Items]
Fair value beginning	1,231,200	$ 3,762,000	3,351,600	4,856,400	$ 3,693,600	$ 3,625,200		3,762,000
Initial measurement							7,729,200		7,729,200
Change in valuation inputs or other assumptions	(68,400)	(2,530,800)	410,400	(1,504,800)	1,162,800	68,400	(4,104,000)		(4,377,600)
Fair value ending	1,162,800	1,231,200	3,762,000	3,351,600	$ 4,856,400	$ 3,693,600	3,625,200	1,162,800	3,351,600
Conversion Option Liability [Member] | Vicker's Vantage
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities and conversion option liability: [Line Items]
Fair value beginning		$ 76,788	6,892					76,788
Initial measurement									18,727
Change in valuation inputs or other assumptions			69,896					(76,788)	(11,835)
Fair value ending			$ 76,788	$ 6,892					$ 6,892